Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	4 Months Ended	12 Months Ended		1 Months Ended	4 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended
	Apr. 30, 2012 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor Parent TransUnion Corp.	Apr. 30, 2012 TransUnion Corp-Predecessor Parent TransUnion Corp.	Dec. 31, 2011 TransUnion Corp-Predecessor Parent TransUnion Corp.	Dec. 31, 2010 TransUnion Corp-Predecessor Parent TransUnion Corp.	Jun. 30, 2012 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Jun. 30, 2012 TransUnion Corp-Successor Parent TransUnion Corp.	Jun. 30, 2013 TransUnion Corp-Successor Parent TransUnion Corp.	Jun. 30, 2013 TransUnion Corp-Successor Parent TransUnion Corp.	Dec. 31, 2012 TransUnion Corp-Successor Parent TransUnion Corp.
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustment beginning balance						$ (3.6)	$ 9.3								$ (20.7)
Purchase accounting adjustments																1.4
Other comprehensive income (loss) purchase accounting adjustment																1.4
Foreign currency translation adjustment						2.2	(12.9)									(20.7)
Foreign currency translation adjustment ending balance					(1.4)	(1.4)	(3.6)	9.3								(20.7)
Accumulated other comprehensive income (loss), total at beginning of period						(3.6)	9.3								(24.4)
Net unrealized loss on hedges				(1.1)				(1.1)	(2.0)	2.9	3.1	(3.7)	(2.0)	2.9	3.1	(3.7)
Net unrealized gain/(loss) on hedges change																(3.7)
Total other comprehensive income (loss), net of tax	(2.9)	2.5	(14.5)	8.3	(2.4)	2.2	(12.9)	7.5	(8.4)	(23.4)	(40.6)	(26.4)	(7.6)	(21.0)	(37.4)	(24.4)
Accumulated other comprehensive income (loss), total at end of period					$ (1.4)	$ (1.4)	$ (3.6)	$ 9.3								$ (24.4)